SHAREHOLDERS' EQUITY, Summary of Activity under 2024 Plan (Details) - USD ($)		12 Months Ended
	Nov. 18, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Weighted average grant date fair value [Abstract]
Vested (in dollars per share)		$ 0
Aggregate intrinsic value [Abstract]
Income tax benefit from stock-based compensation arrangements		$ 0	$ 0	$ 0
2024 Global Equity Incentive Plan [Member]
Share-Based Payment Arrangement [Abstract]
Unrecognized employee stock-based compensation expense		$ 7,600,000
Weighted-average period over which unrecognized compensation is expected to be recognized		1 year 7 months 6 days
Aggregate intrinsic value of exercised compensation		$ 3,600,000
Exercised (in dollars per share)		$ 3.91
Aggregate intrinsic value [Abstract]
Share-based compensation expense		$ 8,800,000	$ 0	$ 400,000
Restricted Shares [Member]
Number of restricted shares [Abstract]
Beginning balance (in shares)		0
Vested (in shares)		0
Ending balance (in shares)		0	0
Weighted average grant date fair value [Abstract]
Beginning balance (in dollars per share)		$ 0
Ending balance (in dollars per share)		$ 0	$ 0
Restricted Shares [Member] | 2024 Global Equity Incentive Plan [Member]
Number of restricted shares [Abstract]
Beginning balance (in shares)		0
Granted (in shares)	814,005	4,884,030
Vested (in shares)		(909,204)
Ending balance (in shares)		3,974,826	0
Exercisable or convertible, end of year (in shares)		0
Weighted average grant date fair value [Abstract]
Beginning balance (in dollars per share)		$ 0
Granted (in dollars per share)		3.35
Vested (in dollars per share)		3.91
Ending balance (in dollars per share)		3.23	$ 0
Exercisable or convertible, end of year (in dollars per share)		$ 0
Weighted average remaining life (in years) [Abstract]
Outstanding, weighted average remaining contractual life		10 months 17 days
Aggregate intrinsic value [Abstract]
Outstanding, aggregate intrinsic value		$ 9,894,439